Paras Madho
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertMS

**NYSE**

05072089

1-8389

RECD S.E.C.
23 2005

December 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares Each Representing 1/1,000 of a Share of 7.00% Cumulative Preferred Stock, Series G, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2005. Tentative listing date – December 28, 2005.

Sincerely,

Paras Madho